Submission	Dec. 10, 2024
Submission [Line Items]
Central Index Key	0000712771
Registrant Name	ConnectOne Bancorp, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES